PREPAYMENTS (Tables)	6 Months Ended
Sep. 30, 2025
Prepayments
SCHEDULE OF PREPAYMENTS

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	HKD	HKD	USD
	(Audited)
Current assets:
Prepayments for operation	$1,714,066	$1,415,538	$181,479
Prepayments for marketing expenses	903,290	1,137,290	145,807
Prepayments for market advisory service	5,469,957	2,436,290	312,345
	$8,087,313	$4,989,118	$639,631
Non-current assets:
Prepayments for marketing expenses	801,000	-	-
Total	$8,888,313	$4,989,118	$639,631